DEBT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Notes Payable - Financing Agreements

The Company’s notes payable relating to financing agreements classified as current liabilities consist of the following as of:

	March 31, 2021		December 31, 2020
Notes Payable	Principal	Interest	Principal	Interest
Third Party - Insurance Note 1	$16,486	7.75%	$23,327	7.75%
Third Party - Insurance Note 2	—	5.26%	10,457	5.26%
Third Party - Insurance Note 3	5,250	—	9,158	—
Third Party - Insurance Note 4	215,654	—	—	—
Total	$237,390		$42,942

The Company’s notes payable relating to financing agreements classified as current liabilities consist of the following as of:

	December 31, 2020		December 31, 2019
Notes Payable	Principal	Interest	Principal	Interest
Third Party - Insurance Note 1	$23,327	7.75%	$28,500	7.31%
Third Party - Insurance Note 2	10,457	5.26%	—	6.36%
Third Party - Insurance Note 3	9,158	—	13,799	—
Third Party - Insurance Note 4	—	—	—	—
Total	$42,942		$42,299

Schedule of Future Minimum Lease Payments Under Finance Lease

At December 31, 2020, future minimum note payments due under the equipment financing agreements are as follows:

As of December 31,	Amount
2021	$106,588
2022	86,735
2023	23,515
Total minimum equipment financing payments	$216,838
Less: interest	(24,034)
Total equipment financing at December 31, 2020	$192,804
Less: current portion of equipment financing	(89,620)
Long-term portion of equipment financing	$103,184

Notes Payable - Related Parties

Notes Payable – Related Parties

	December 31, 2020		December 31, 2019
Payable To	Principal	Interest	Principal	Interest

Related party	$—		$267,000	3%
Related party	—		733,000	3%
Total	—		1,000,000
Less unamortized discounts	—		(94,627)
Total, net	$—		$905,373

Schedule of Notes Payable - SBA Loan

Notes Payable – SBA Loan

	March 31, 2021		December 31, 2020
Payable To	Principal	Interest	Principal	Interest

SBA loan	$—		$1,410,270	1%
Total	—		1,410,270
Less current portion	—		(863,845)
Long term portion	$—		$546,425

Notes Payable – SBA Loan

	December 31, 2020		December 31, 2019
Payable To	Principal	Interest	Principal	Interest

SBA loan	$1,410,270	1%	$—
Total	1,410,270		—
Less current portion	(627,465)		—
Long-term portion	$782,805		$—

Schedule of Notes Payable - Finance Lease

At March 31, 2021, future minimum lease payments due under the equipment financing is as follows:

As of December 31,	Amount
2021	$79,941
2022	86,735
2023	23,515
Total minimum equipment financing payments	$190,191
Less: interest	(18,839)
Total equipment financing at March 31, 2021	$171,352
Less: current portion of equipment financing	(92,224)
Long term portion of equipment financing	$79,128